INVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of investments [Table Text Block]
	December 31, 2020	December 31, 2019	December 31, 2018
Investments in trading securities at cost	$1,977,477	$923,009	$795,765
Unrealized gains (losses)	368,507	(35,866)	(324,042)
Investments in trading securities at fair market value	$2,345,984	$887,143	$471,723

Schedule of fair value carrying value of investments [Table Text Block]
	December 31, 2020	December 31, 2019	December 31, 2018
Marketable Equity Securities - Level 1
Publicly traded investments	$1,866,989	$656,053	$393,556

Marketable Debt Securities - Level 2
Corporate bonds	101,437	—	—

Non-Marketable Equity Securities - Level 3
Private investments	377,558	231,090	78,167
Total investments	$2,345,984	$887,143	$471,723

Schedule of gains and losses on investments [Table Text Block]
	December 31, 2020	December 31, 2019	December 31, 2018
Marketable Equity Securities - Level 1
Publicly traded investments - realized	$931,440	$1,481,192	$43,726
Publicly traded investments - unrealized	385,076	2,552	(75,449)

Non-Marketable Debt Securities - Level 2
Private bonds	937	—	—

Non-Marketable Equity Securities - Level 3
Private investments - realized	—	(8,499)	—
Private investments - unrealized	29,246	10,110	—
Total investments	$1,346,699	$1,485,100	$(31,723)